UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
California Tax-Free Income Fund

Semiannual Report
2.29.08

A look at performance

For the periods ended February 29, 2008

		Average annual returns				Cumulative total returns					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since					Since	as of
Class	date	1-year	5-year	10-year	inception	6 months	1-year	5-year	10-year	inception	2-29-08

A	12-29-89	–8.67%	1.75%	3.45%	—	–7.26%	–8.67%	9.06%	40.32%	—	4.09%

B	12-31-91	–9.74	1.48	3.26	—	–8.05	–9.74	7.62	37.81	—	3.38

C	4-1-99	–6.09	1.82	—	2.80%	–4.25	–6.09	9.44	—	27.95%	3.38

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.81%, Class B — 1.66%, Class C — 1.66% .

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

California Tax-Free Income Fund | Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in California Tax-Free Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B [2]	2-28-98	$13,781	$13,781	$15,837

C [2]	4-1-99	12,795	12,795	14,900

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of February 29, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

Semiannual report | California Tax-Free Income Fund

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$971.20	$3.94

Class B	1,000.00	967.10	8.07

Class C	1,000.00	967.10	8.07

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 29, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

California Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2007, with the same investment held until February 29, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-07	on 2-29-08	period ended 2-29-08[1]

Class A	$1,000.00	$1,020.90	$4.04

Class B	1,000.00	1,016.70	8.27

Class C	1,000.00	1,016.70	8.27

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.81%, 1.66% and 1.66% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

Semiannual report | California Tax-Free Income Fund

Portfolio summary

Top 10 holdings [1]

Santa Ana Financing Auth, 07-01-24, 6.250%	3.5%

San Bernardino, County of, 08-01-17, 5.500%	3.0%

Golden State Tobacco Securitization Corp. , 06-01-35, 5.000%	2.9%

Puerto Rico Aqueduct & Sewer Auth, 07-01-11, 7.470%	2.7%

California, State of, 07-01-23, 3.680%	2.2%

California, State of, 03-01-16, 5.998%	2.1%

Puerto Rico, Commonwealth of, 07-01-15, 6.500%	2.1%

Santa Clara County Financing Auth, 05-15-17, 5.500%	2.0%

New Haven Unified School District, 08-01-22, Zero	1.9%

California, State of, 04-01-29, 4.750%	1.8%

Sector distribution [1]

General obligation bonds	15%	Education	2%

Revenue bonds		Economic development	2%

Transportation	10%	Electric	1%

Correctional facilities	8%	Housing	1%

Special tax	7%	Redevelopment land	1%

Health	7%	Certificates of participation	1%

Water & sewer	6%	Pollution	1%

Tobacco	6%	Public facility	1%

Tax allocation	4%	Other	24%

Leasing contracts	3%

1 As a percentage of net assets on February 29, 2008.

California Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 2-29-08 (unaudited)

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 98.86%					$312,216,301

(Cost $313,486,711)

California 88.54%					279,641,597

ABAG Finance Auth for
Nonprofit Corps,
Rev San Diego Hosp Assn Ser 2001A	6.125%	08-15-20	A–	$2,000	2,039,260

Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)	5.645	07-16-23	AAA	2,000	2,087,120

Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp
Proj Ser 1997C	Zero	09-01-18	AAA	3,000	1,769,280

Antioch Public Financing Auth,
Rev Ref Reassessment Sub
Ser 1998B (G)	5.850	09-02-15	BB+	1,375	1,403,765

Bay Area Toll Auth,
Rev Ref Toll Bridge Ser 2007F	5.000	04-01-31	AA	5,000	4,827,150

Belmont Community Facilities
District,
Rev Special Tax Dist No. 2000 1
Library Proj Ser 2004A	5.750	08-01-24	Aaa	1,000	1,059,060

California County Tobacco
Securitization Agency,
Rev Asset Backed Bond Fresno
County Fdg Corp	6.000	06-01-35	BBB	1,765	1,667,784
Rev Asset Backed Bond Kern County
Corp Ser 2002A	6.125	06-01-43	BBB	5,000	4,787,700
Rev Asset Backed Bond Los Angeles
County (Zero to 12-1-10 then
5.250%) (O)	Zero	06-01-21	Baa3	5,000	3,714,500
Rev Asset Backed Bond Sanislaus
Fdg Ser 2002A	5.500	06-01-33	Baa3	1,000	910,320

California Department of Water
Resources,
Rev Pwr Supply Ser 2002A	5.375	05-01-21	A	4,000	4,369,320

California Educational
Facilities Auth,
Rev College & Univ Proj	5.000	02-01-26	Baa3	4,525	3,872,223

See notes to financial statements

Semiannual report | California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Rev Ref Pooled College & Univ
Financing Ser 1993B	6.125%	06-01-09	Baa2	$15	$15,049
Rev Ref Woodbury Univ	5.000	01-01-25	BBB–	1,800	1,559,124
Rev Ref Woodbury Univ	5.000	01-01-30	BBB–	2,000	1,666,700
Rev Univ of San Diego Ser 2002A	5.500	10-01-32	A2	1,435	1,445,605

California Health Facilities
Financing Auth,
Rev Catholic Healthcare West
Ser 2004G	5.250	07-01-23	A	1,000	974,240
Rev Kaiser Permanente Ser 2006A	5.250	04-01-39	A+	2,500	2,276,200

California Infrastructure &
Economic Development,
Rev J David Gladstone Inst Proj	5.250	10-01-34	A–	1,000	947,870
Rev Kaiser Hosp Asst I LLC
Ser 2001A	5.550	08-01-31	A+	3,000	2,930,700
Rev Performing Arts Center	5.000	12-01-27	A	500	469,490

California Municipal
Finance Auth,
Rev Ref Amern Heritage Education
Foundation Proj 2006A	5.250	06-01-26	BBB–	1,000	862,620

California Pollution Control
Financing Auth,
Rev Poll Control Pacific Gas &
Electric Ser 1996A	5.350	12-01-16	AAA	1,000	1,027,390
Rev Solid Waste Disposal Keller
Canyon Landfill Co Proj	6.875	11-01-27	BB–	2,000	1,970,940
Rev Solid Waste Disposal Waste
Management	5.000	01-01-22	BBB	2,000	1,784,160

California, State of,
Gen Oblig Unltd	5.125	04-01-23	A+	2,000	1,941,620
Gen Oblig Unltd	5.125	11-01-24	A+	3,500	3,428,705
Gen Oblig Unltd Ref (G)(P)	5.998	03-01-16	AAA	6,255	6,697,103
Gen Oblig Unltd Ref	4.750	04-01-29	AAA	6,000	5,562,120
Gen Oblig Ref Daily Kindergarten
Univ Ser 2004A-4 (P)	3.680	05-01-34	AA	300	300,000
Rev Economic Recovery
Ser 2004C-5 (P)	3.680	07-01-23	AA+	6,905	6,905,000

California State Public
Works Board,
Rev Lease Dept of Corrections
Ser 2003C	5.500	06-01-18	A	5,000	5,235,950
Rev Ref Lease Dept of Corrections
State Prisons Ser 1993A	5.000	12-01-19	AAA	5,000	5,038,450

California State University,
Rev Ref Systemwide Ser 2005C	5.000	11-01-38	AAA	5,000	4,817,500

California Statewide Communities
Develop Auth,
Ref Rev Cert of Part Unref
California State University	6.000	04-01-26	AAA	680	680,932
Rev Ref Sr Living Presbyterian
Homes Ser 2006A	4.875	11-15-36	BBB+	2,000	1,605,760

See notes to financial statements

California Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

California Statewide
Financing Auth,
Rev Tobacco Settlement Asset
Backed Bond 2002A	6.000%	05-01-37	Baa3	$2,500	$2,358,925
Rev Tobacco Settlement Asset
Backed Bond 2002B	6.000	05-01-37	Baa3	4,000	3,774,280

Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	6.000	09-01-33	BB	750	712,522
Rev Spec Tax Cmty Facil Dist No.
90 2 (G)	5.875	09-01-23	BB	500	487,840
Rev Spec Tax Cmty Facil Dist No.
98 2 (G)	5.750	09-01-29	AA	2,470	2,622,918

Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C	Zero	09-01-16	AAA	2,145	1,424,945

Chula Vista Industrial
Development Auth,
Rev Ref Tax Alloc Bayfront
Ser 2006B (G)	5.250	10-01-27	BB+	1,250	1,055,000

Cloverdale Community
Development Agency,
Rev Tax Allocation Redev Proj (G)	5.500	09-01-38	BB+	3,000	2,484,510

Contra Costa County Public
Financing Auth,
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	1,770	1,834,215
Rev Ref Lease Various Cap Facil
Ser 1999 A	5.000	06-01-28	AAA	1,230	1,169,754

Corona Community Facilities
District,
Rev Special Tax Escrow 97 2 (G)	5.875	09-01-23	BB+	1,255	1,176,751

Folsom Public Financing Auth,
Rev Spec Tax Ser 2007B (G)	5.125	09-01-26	BB	1,000	838,080

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	6,615	2,276,883
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	30,000	4,948,500

Fresno, City of,
Rev Swr Ser A 1	5.250	09-01-19	AAA	1,000	1,038,950

Fresno Joint Powers
Financing Auth,
Rev Ref Ser 1994A (G)	6.550	09-02-12	BBB+	300	300,546

Fullerton Community Facilities
District,
Rev Spec Tax Amerige Heights Dist
No. 1 (G)	6.200	09-01-32	BB	1,000	993,770

Golden State Tobacco
Securitization Corp,
Rev Asset Backed Bond Ser 2003A	6.250	06-01-33	AAA	3,000	3,281,610
Rev Asset Backed Bond Ser 2005A	5.000	06-01-35	A	10,000	9,231,000

See notes to financial statements

Semiannual report | California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Inglewood Unified School District
Facilities Financing Auth,
Rev Ref Bond	5.250%	10-15-26	AAA	$5,000	$5,131,500

Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)	5.700	03-01-28	BBB–	3,975	3,720,441

Laguna Salada Union School
District,
Gen Oblig Unltd Ser 2000C	Zero	08-01-26	A	1,000	343,830

Lancaster School District,
Rev Ref Cert of Part Cap Apprec	Zero	04-01-19	AAA	1,730	982,277
Rev Ref Cert of Part Cap Apprec	Zero	04-01-22	AAA	1,380	641,645

Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No.
2 Montecito Ranch (G)	6.125	09-01-27	BB	1,200	1,126,104

Long Beach, City of,
Rev Ref Harbor Ser 1998A	6.000	05-15-18	AA	2,660	2,939,726
Rev Spec Tax Cmty Facil Dist No.
6 Pike (G)	6.250	10-01-26	BB–	2,500	2,321,175

Los Angeles Community Facilities
District,
Rev Spec Tax No. 3 Cascades
Business Park Proj (G)	6.400	09-01-22	BB+	655	656,683

Los Angeles Unified School
District,
Gen Oblig Unltd Election of 1997
Ser 2002E	5.500	07-01-17	AAA	1,500	1,636,755
Gen Oblig Unltd Ser 2003A	5.000	07-01-23	AAA	5,000	5,379,800

Millbrae, City of,
Rev Magnolia of Milbrae Proj
Ser 1997A (G)	7.375	09-01-27	BB	2,500	2,533,725

Modesto, City of,
Rev Spec Tax Cmnty Facs Dist No.
04-1 2 (G)	5.100	09-01-26	BB	3,000	2,506,320

New Haven Unified School
District,
Gen Oblig Unltd Cap Apprec
Ser 1998B	Zero	08-01-22	A+	14,200	6,070,500

Northern California
Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A	7.000	05-01-13	AAA	100	111,219

Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj	5.000	02-01-17	AAA	2,045	2,047,822

Orange, County of,
Rev Spec Assessment Imp Bond Act
1915 Ltd Oblig (G)	5.750	09-02-33	BB	1,570	1,442,500
Rev Spec Tax Cmty Facil Dist No.
1 Ladera Ranch Ser 2000A (G)	6.250	08-15-30	AA	1,000	1,017,300

See notes to financial statements

California Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Oxnard, City of,
Rev Special Tax District No. 3
Seabridge (G)	5.000%	09-01-35	BB	$1,500	$1,159,935

Paramount Unified School
District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B	Zero	09-01-25	AAA	4,735	1,776,288

Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj	6.250	01-01-18	AA	920	1,031,817

Poway, City of,
Rev Ref Cmty Facil Dist No. 88 1
Pkwy Business Ctr (G)	6.750	08-15-15	BB	1,000	1,026,730

Rancho Santa Fe Community
Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)	6.700	09-01-30	BB	1,000	1,011,020

Redondo Beach Public
Financing Auth,
Rev South Bay Center Redevel
Proj (G)	7.000	07-01-16	BBB+	885	895,408

Ripon Redevelopment Agency,
Rev Ref Community
Redevelopment Proj	4.750	11-01-36	Aaa	1,700	1,496,986

Riverside County Asset
Leasing Corp,
Rev Leasehold Linked Ctfs
Riverside County Ser 1993A	6.500	06-01-12	A+	1,000	1,080,930

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	BB+	4,975	4,533,668

San Bernardino, County of,
Rev Cert of Part Cap Facil Proj
Ser 1992B	6.875	08-01-24	AAA	350	419,506
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-17	AAA	8,750	9,326,275

San Bruno Park School District,
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-21	A+	1,015	472,401
Gen Oblig Unltd Cap Apprec
Ser 2000B	Zero	08-01-23	A+	1,080	440,521

San Diego County Water Auth,
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.991	04-23-08	AA	1,000	1,009,520
Rev Ref Cert of Part Inverse
Floater (M)(P)	7.991	04-22-09	AA	400	428,144

San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-17	BB	1,600	893,840
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)	Zero	09-01-18	BB	1,700	876,163

See notes to financial statements

Semiannual report | California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

San Diego Redevelopment Agency,
Rev Ref Tax Alloc City Heights
Proj Ser 1999A (G)	5.800%	09-01-28	BB	$1,395	$1,257,551
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	1,000	944,170

San Diego Unified School
District,
Gen Oblig Ref Election 1998
Ser 2006F-1	5.250	07-01-28	AAA	5,000	5,081,200
Gen Oblig Unltd Cap Apprec
Ser 1999A	Zero	07-01-21	AA	2,500	1,169,100
Gen Oblig Unltd Election of 1998
Ser 2000B	5.000	07-01-25	AAA	2,450	2,449,828

San Francisco City & County
Redevelopment Agency,
Rev Cmty Facil Dist No. 6 Mission
Ser 2001A (G)	6.000	08-01-25	BB	2,500	2,383,150
Rev Spec Tax Cmnty Facil Dist No.
6 Ser 2005A (G)	5.150	08-01-35	BB	1,250	989,925

San Francisco State
Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A	5.000	10-01-13	A	2,145	2,246,995

San Joaquin, County of,
Cert of Part Ref County
Admin Building	5.000	11-15-29	AAA	2,965	2,792,526

San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A	5.750	01-15-21	BB–	5,000	4,610,250
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,036,500
Rev Toll Rd Sr Lien	Zero	01-01-22	AAA	6,500	3,172,845

San Marcos Public
Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)	6.000	08-01-31	AA	1,305	1,381,643

San Mateo County Joint
Power Auth,
Rev Ref Lease Cap Proj Prog	5.000	07-01-21	AAA	1,815	1,822,786

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-19	AAA	1,790	2,024,848
Rev Lease Police Admin & Hldg
Facil Ser 1994A	6.250	07-01-24	AAA	10,000	11,014,900
Rev Ref Mainplace Proj
Ser 1998D (G)	5.600	09-01-19	BBB–	1,000	959,720

Santa Clara,County of,
General Obligation Unltd	5.250	09-01-24	AAA	2,500	2,561,175

Santa Clara County
Financing Auth,
Rev Ref Lease Multiple Facil
Projs Ser 2000B	5.500	05-15-17	AAA	6,000	6,296,640

See notes to financial statements

California Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

California (continued)

Santa Fe Springs Community
Development Commission,
Rev Tax Alloc Cap Apprec Cons
Redev Proj Ser 2006A	Zero	09-01-20	AAA	$1,275	$623,182

Santa Margarita Water District,
Rev Spec Tax Cmty Facil Dist No. 99 1 (G)	6.000%	09-01-30	AA	500	562,290

Santaluz Community Facilities
District,
Rev Spec Tax Dist No. 2 Imp Area
No. 1 (G)	6.375	09-01-30	BB	1,495	1,495,987

Southern California Public
Power Auth,
Rev Nat Gas Proj No. 1 Ser 2007A	5.250	11-01-26	AA–	1,000	925,880
Rev Ref Southern Transm Proj	Zero	07-01-13	A	4,400	3,640,648

Tobacco Securitization Auth of
Northern California,
Rev Asset Backed Bond Ser 2001A	5.375	06-01-41	AAA	1,000	1,067,870

Torrance, City of,
Rev Ref Hosp Torrance Mem Med Ctr
Ser 2001A	5.500	06-01-31	A+	2,000	1,909,000

Turlock Health Facilities,
Rev Emanuel Med Ctr Ser 2007B	5.125	10-15-37	BBB+	2,500	2,070,225

Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1	6.375	09-01-35	AAA	1,000	1,039,390

Vallejo Sanitation & Flood
Control District,
Rev Ref Cert of Part	5.000	07-01-19	A	2,500	2,537,350

West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj	6.000	09-01-22	AA	3,000	3,423,840
Puerto Rico 10.32%					32,574,705

Puerto Rico Aqueduct &
Sewer Auth,
Rev Inverse Floater (Gtd) (M)(P)	7.470	07-01-11	AAA	7,500	8,641,800

Puerto Rico, Commonwealth of,
Gen Oblig Unltd	6.500	07-01-15	BBB–	6,000	6,626,160
Rev Hosp de la Concepcion
Ser 2000A	6.500	11-15-20	AA	500	532,415

Puerto Rico Highway &
Transportation Auth,
Rev Ref Ser 1996Z	6.250	07-01-14	AAA	3,250	3,626,772
Rev Ref Ser 1998A	5.000	07-01-38	AAA	4,810	4,898,793
Rev Ref Ser 1998A	5.000	07-01-38	AAA	190	173,440

Puerto Rico Ind’l, Tourist, Ed’l,
Med & Environmental Control
Facilities Financing Auth,
Gen Oblig Unltd Ser 975 (P)	6.600	07-01-18	Aaa	5,000	5,448,650

Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E	5.700	08-01-25	Aaa	2,500	2,626,675

See notes to financial statements

Semiannual report | California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.08%			$262,000

(Cost $262,000)

Joint Repurchase Agreement 0.08%			262,000

Repurchase Agreement with Barclays Plc dated 2-29-08
at 1.800% to be repurchased at $262,039 on 3-3-08,
collateralized by U. S. Treasury Inflation Indexed Bond
3.875%, due 4-15-29 (valued at $267,240, including interest)	1.800%	$262	262,000

Total investments (Cost $313,748,711)† 98.94%			$312,478,301

Other assets and liabilities, net 1.06%			$3,355,397

Total net assets 100.00%			$315,833,698

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(M) Inverse floater bond purchased on secondary market.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

† The cost of investments owned on February 29, 2008, including short-term investments, for federal income tax purposes was $312,440,308. Gross unrealized appreciation and depreciation of investments aggregated $11,658,664 and $11,620,671, respectively, resulting in net unrealized appreciation of $37,993.

See notes to financial statements

California Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-29-08 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (cost $313,748,711)	$312,478,301
Cash	418
Receivable for shares sold	861,579
Interest receivable	4,113,953
Receivable from affiliates	62,409
Other assets	36,901

Total assets	317,553,561

Liabilities

Payable for shares repurchased	208,926
Dividends payable	1,117,158
Payable to affiliates
Management fees	144,226
Distribution and service fees	66,112
Other	94,875
Other payables and accrued expenses	88,566

Total liabilities	1,719,863

Net assets

Capital paid-in	317,309,463
Accumulated net realized loss on investments	(294,774)
Net unrealized depreciation of investments	(1,270,410)
Accumulated net investment income	89,419

Net assets	$315,833,698

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($292,060,096 ÷ 28,990,603 shares)	$10.07
Class B ($11,919,736 ÷ 1,183,147 shares) [1]	$10.07
Class C ($11,853,866 ÷ 1,176,727 shares) [1]	$10.07

Maximum offering price per share

Class A [2] ($10.07 ÷ 95.5%)	$10.54

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 2-29-08 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,532,942

Total investment income	8,532,942

Expenses

Investment management fees (Note 3)	908,783
Distribution and service fees (Note 3)	355,445
Transfer agent fees (Note 3)	64,654
Accounting and legal services fees (Note 3)	17,558
Custodian fees	41,678
Professional fees	24,066
Printing fees	8,918
Blue sky fees	7,280
Trustees’ fees	7,098
Miscellaneous	5,190

Total expenses	1,440,670
Less expense reductions (Note 3)	(1,357)

Net expenses	1,439,313

Net investment income	7,093,629

Realized and unrealized gain (loss)

Net realized loss on investments	(142,373)
Change in net unrealized appreciation (depreciation) of investments	(16,340,217)

Net realized and unrealized loss	(16,482,590)

Decrease in net assets from operations	($9,388,961)

1 Semiannual period from 9-1-07 to 2-29-08.

See notes to financial statements

California Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
	8-31-07	2-29-08 [1]

Increase (decrease) in net assets

From operations
Net investment income	$14,124,386	$7,093,629
Net realized gain (loss)	1,521,490	(142,373)
Change in net unrealized appreciation (depreciation)	(11,454,555)	(16,340,217)

Increase (decrease) in net assets resulting from operations	4,191,321	(9,388,961)

Distributions to shareholders
From net investment income
Class A	(13,058,903)	(6,603,445)
Class B	(664,098)	(234,861)
Class C	(323,845)	(204,783)
From net realized gain
Class A	—	(374,572)
Class B	—	(16,486)
Class C	—	(14,768)
	(14,046,846)	(7,448,915)
From Fund share transactions (Note 4)	10,655,928	3,996,736

Total increase (decrease)	800,403	(12,841,140)

Net assets

Beginning of period	327,874,435	328,674,838

End of period [2]	$328,674,838	$315,833,698

1 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

2 Includes accumulated net investment income of $38,879 and $89,419, respectively.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value,
beginning of period	$11.06	$10.60	$10.91	$11.08	$10.93	$10.61
Net investment income [3]	0.53	0.52	0.51	0.49	0.47	0.23
Net realized and unrealized gain
(loss) on investments	(0.47)	0.30	0.16	(0.15)	(0.32)	(0.53)
Total from investment operations	0.06	0.82	0.67	0.34	0.15	(0.30)
Less distributions
From net investment income	(0.52)	(0.51)	(0.50)	(0.49)	(0.47)	(0.23)
From net realized gain	—	—	—	—	—	(0.01)
	(0.52)	(0.51)	(0.50)	(0.49)	(0.47)	(0.24)
Net asset value, end of period	$10.60	$10.91	$11.08	$10.93	$10.61	$10.07
Total return[4] (%)	0.48	7.84	6.24	3.19 [5]	1.34 [5]	(2.88) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$308	$308	$306	$296	$304	$292
Ratios (as a percentage of
average net assets):
Expenses before reductions	0.84	0.83	0.86	0.82	0.81	0.81 [7]
Expenses net of fee waivers, if any	0.84	0.83	0.86	0.82	0.81	0.81 [7]
Expenses net of all fee waivers
and credits	0.84	0.83	0.86	0.82	0.81	0.81 [7]
Net investment income	4.79	4.72	4.59	4.53	4.33	4.36 [7]
Portfolio turnover (%)	18	21	13	33	41	7 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

California Tax-Free Income Fund | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value,
beginning of period	$11.06	$10.60	$10.91	$11.08	$10.93	$10.61
Net investment income [3]	0.44	0.42	0.41	0.40	0.38	0.18
Net realized and unrealized gain
(loss) on investments	(0.47)	0.31	0.16	(0.15)	(0.32)	(0.52)
Total from investment operations	(0.03)	0.73	0.57	0.25	0.06	(0.34)
Less distributions
From net investment income	(0.43)	(0.42)	(0.40)	(0.40)	(0.38)	(0.19)
From net realized gain	—	—	—	—	—	(0.01)
	(0.43)	(0.42)	(0.40)	(0.40)	(0.38)	(0.20)
Net asset value, end of period	$10.60	$10.91	$11.08	$10.93	$10.61	$10.07
Total return[4] (%)	(0.37)	6.93	5.35	2.32 [5]	0.48 [5]	(3.29) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$55	$43	$32	$24	$15	$12
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.69	1.69	1.71	1.67	1.66	1.66 [7]
Expenses net of fee waivers, if any	1.69	1.69	1.71	1.67	1.66	1.66 [7]
Expenses net of all fee waivers
and credits	1.69	1.69	1.71	1.67	1.66	1.66 [7]
Net investment income	3.95	3.87	3.75	3.68	3.47	3.51 [7]
Portfolio turnover (%)	18	21	13	33	41	7 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

Semiannual report | California Tax-Free Income Fund

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-03 [1]	8-31-04 [1]	8-31-05 [1]	8-31-06	8-31-07	2-29-08 [2]

Per share operating performance

Net asset value,
beginning of period	$11.06	$10.60	$10.91	$11.08	$10.93	$10.61
Net investment income [3]	0.43	0.42	0.41	0.40	0.37	0.18
Net realized and unrealized gain
(loss) on investments	(0.47)	0.31	0.16	(0.15)	(0.31)	(0.52)
Total from investment operations	(0.04)	0.73	0.57	0.25	0.06	(0.34)
Less distributions
From net investment income	(0.42)	(0.42)	(0.40)	(0.40)	(0.38)	(0.19)
From net realized gain	—	—	—	—	—	(0.01)
	(0.42)	(0.42)	(0.40)	(0.40)	(0.38)	(0.20)
Net asset value, end of period	$10.60	$10.91	$11.08	$10.93	$10.61	$10.07
Total return[4] (%)	(0.37)	6.93	5.35	2.32 [5]	0.48 [5]	(3.29) [5,6]

Ratios and supplemental data

Net assets, end of period
(in millions)	$9	$7	$7	$8	$10	$12
Ratios (as a percentage of
average net assets):
Expenses before reductions	1.69	1.69	1.71	1.67	1.66	1.66 [7]
Expenses net of fee waivers, if any	1.69	1.69	1.71	1.67	1.66	1.66 [7]
Expenses net of all fee waivers
and credits	1.69	1.69	1.71	1.67	1.66	1.66 [7]
Net investment income	3.93	3.87	3.74	3.68	3.47	3.51 [7]
Portfolio turnover (%)	18	21	13	33	41	7 [6]

1 Audited by previous Independent Registered Public Accounting Firm.

2 Semiannual period from 9-1-07 to 2-29-08. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

See notes to financial statements

California Tax-Free Income Fund | Semiannual report

Notes to financial statements (unaudited)

Note 1
Organization

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the

Semiannual report | California Tax-Free Income Fund

Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $100 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. Effective February 29, 2008, the credit line increased to $150 million. The Fund had no borrowing activity under the line of credit during the period ended February 29, 2008.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on

California Tax-Free Income Fund | Semiannual report

taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior fiscal years remains subject to examination by the Internal Revenue Service.

New accounting pronouncement

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. As of February 29, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures regarding pricing sources will be required about the inputs used to develop the measurements of fair value and the related realized and unrealized gain/loss as reported in the Statement of Operations for a fiscal period.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $48,591 and tax exempt income $13,998,255. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value and (b) 0.50% of the Fund’s average daily net asset value in excess of $500,000,000. The effective rate for the period ended February 29, 2008 is 0.55% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced

Semiannual report | California Tax-Free Income Fund

by balance credits applied during the period. There were no custody balance credits during the period ended February 29, 2008.

Class A shares are assessed up-front sales charges. During the period ended February 29, 2008, JH Funds received net up-front sales charges of $129,711 with regard to sales of Class A shares. Of this amount, $17,031 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $110,674 was paid as sales commissions to unrelated broker-dealers and $2,006 was paid as sales commissions to sales personnel of Signator Investors, Inc., a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 29, 2008, CDSCs received by JH Funds amounted to $3,390 for Class B shares and $591 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. There were no transfer agent fee reductions during the period ended February 29, 2008.

In May 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 29, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $1,357 for transfer agent credits earned.

Class level expenses for the period ended February 29, 2008 were as follows:

	Transfer agent	Distribution and
Share class	fees	service fees

Class A	$59,673	$228,862
Class B	2,679	67,617
Class C	2,302	58,966
Total	$64,654	$355,445

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the period amounted to $17,558 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/ or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability

California Tax-Free Income Fund | Semiannual report

and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the year ended August 31, 2007, and the period ended February 29, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Period ended 2-29-08 [1]
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,792,506	$41,272,167	2,125,363	$22,693,287
Distributions reinvested	657,865	7,156,422	378,932	4,016,349
Repurchased	(2,952,305)	(32,110,845)	(2,136,466)	(22,800,957)
Net increase	1,498,066	$16,317,744	367,829	$3,908,679

Class B shares

Sold	71,439	$777,087	48,600	$519,729
Distributions reinvested	32,893	358,311	13,677	145,065
Repurchased	(895,152)	(9,748,798)	(264,226)	(2,825,017)
Net decrease	(790,820)	($8,613,400)	(201,949)	($2,160,223)

Class C shares

Sold	444,131	$4,844,342	304,253	$3,252,120
Distributions reinvested	14,852	161,580	10,525	111,494
Repurchased	(188,913)	(2,054,338)	(104,392)	(1,115,334)
Net increase	270,070	$2,951,584	210,386	$2,248,280

Net increase	977,316	$10,655,928	376,266	$3,996,736

1Semiannual period from 9-1-07 to 2-29-08. Unaudited.

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 29, 2008, aggregated $23,902,430 and $24,875,150, respectively.

Semiannual report | California Tax-Free Income Fund

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock California
Tax-Free Income Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock California Tax-Free Income Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance,

California Tax-Free Income Fund | Semiannual report

compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians, and its benchmark index, the Lehman Brothers Municipal Bond Index. The Board noted that, for the 5-and 10-year periods under review, the Fund’s performance was equal to or not appreciably lower than the performance of the Peer Group median, and was lower than the performance of the Category median and benchmark index. The Board viewed favorably that the more recent performance of the Fund for the 1- and 3-year periods ended December 31, 2006 was higher than the performance of the Peer Group and Category medians and its benchmark index.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board also noted the differences in the funds included in the Peer Group and Category, including differences in the employment of fee waivers. The Board noted that the Fund’s Gross Expense Ratio was lower than the Peer Group and Category medians. The Board also noted that Fund’s Net Expense Ratio was lower than the Peer Group median and not appreciably higher than the median of the Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Semiannual report | California Tax-Free Income Fund

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

California Tax-Free Income Fund | Semiannual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www. jhfunds. com/proxy	www. sec. gov

Trustees	Charles A. Rizzo	Custodian
James F. Carlin, Chairman	Chief Financial Officer	The Bank of New York
James R. Boyle†		One Wall Street
William H. Cunningham	Gordon M. Shone	New York, NY 10286
Charles L. Ladner*	Treasurer
Dr. John A. Moore*		Transfer agent
Patti McGill Peterson*	John G. Vrysen	John Hancock Signature
Steven R. Pruchansky	Chief Operating Officer	Services, Inc.
*Members of the Audit Committee		P. O. Box 9510
†Non-Independent Trustee	Investment adviser	Portsmouth, NH 03802-9510
John Hancock Advisers, LLC
Officers	601 Congress Street	Legal counsel
Keith F. Hartstein	Boston, MA 02210-2805	Kirkpatrick & Lockhart
President and		Preston Gates Ellis LLP
Chief Executive Officer	Subadviser	One Lincoln Street
	MFC Global Investment	Boston, MA 02111-2950
Thomas M. Kinzler	Management (U. S. ), LLC
Secretary and Chief Legal Officer	101 Huntington Avenue
Boston, MA 02199
Francis V. Knox, Jr.
Chief Compliance Officer	Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www. jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P. O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Semiannual report | California Tax-Free Income Fund

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www. jhfunds.com

Now available: electronic delivery
www. jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	530SA	2/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		4/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, February 29, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a vote of Security Holders is attached. See attached "John Hancock Funds - Governance Committee Charter".

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 23, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 23, 2008